                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05400

Morgan Stanley Government Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2003

Date of reporting period: September 30, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Government Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that the market values of securities owned by the Trust will decline and, therefore, the value of the Trust shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust.

ANNUAL REPORT

For the year ended September 30, 2003

MARKET CONDITIONS


The 12-month period ended September 30, 2003 was one of extreme volatility in the fixed-income markets. During the first four months of the period, interest rates generally exhibited an upward trend. That pattern was strengthened in early January, when a decrease in initial unemployment claims and strong results in the Institute for Supply Management's purchasing manager survey seemed to indicate a return to solid growth. The yield on the benchmark five-year Treasury note rose from 2.56 percent at the end of September 2002 to 2.93 percent at the end of January 2003.

By late spring, however, fears had arisen about a return to recession and possibly even deflation. Consequently, the yield on the five-year Treasury note fell, briefly dropping below 2 percent in mid June. That same month, the Federal Open Market Committee lowered its key federal funds rate to 1 percent. Interest rates reversed course again during the summer as market participants once more sensed signs of a return to firm economic growth. The economic data were mixed during the final months of the period, and interest rates came down somewhat as investors tried to establish a new equilibrium.

Typically, agency securities posted relatively positive performance throughout much of the period but lagged Treasuries after revelations of questionable accounting at the Federal Home Loan Mortgage Corporation (FHLMC) raised concerns about the agency's creditworthiness. Other investment-grade securities also responded to the ebbs and flows in perceptions about the economy. Most notably, the performance of mortgage-backed securities lagged through June as mortgage prepayments accelerated. In the latter part of the period, the performance of mortgage-backed securities improved as rising interest rates caused a decline in mortgage prepayment expectations.

PERFORMANCE ANALYSIS


For the 12-month period ended September 30, 2003, the net asset value (NAV) of Morgan Stanley Government Income Trust (GVT) decreased from $10.09 to $9.96 per share. Based on this change plus the reinvestment of dividends totaling $0.4335 per share, the Trust's total NAV return was 3.50 percent. GVT's value on the New York Stock Exchange (NYSE) decreased from $9.29 to $8.96 per share during the same period. Based on this change plus the reinvestment of dividends, GVT's total market return was 1.13 percent. GVT's share price was trading at a 10.04 percent discount to its NAV on September 30, 2003. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2003, were declared in September remain unchanged at $0.034 per share to reflect the Trust's current and projected earnings level.

The Trust underperformed many benchmark government bond indexes through June primarily because of the manager's decision to reduce its interest-rate sensitivity early in the period. Another detractor from relative performance at that time was the Trust's overweighting in mortgage securities, which lagged on rising prepayments. Largely because of these same factors, however, the Trust held its value during the final three months of the period. Its lower-interest-rate sensitivity buffered the effects of July's rapid rate climb, and its mortgage-backed holdings performed well toward the end of the period relative to similar-duration Treasury securities. Another positive factor for the Trust was its underweighting in agency securities, which proved beneficial when the FHLMC became the target of negative attention.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

   PORTFOLIO COMPOSITION
   U.S. Government Obligations                         39.2%
   Short-Term Investments                              22.1%
   Federal National Mortgage Association               18.0%
   Federal Home Loan Mortgage Corporation              15.0%
   Government National Mortgage Association             5.7%

   CREDIT ANALYSIS
   AAA                                                100.0%

Subject to change daily. All percentages are as a percentage of total investments. Provided for information purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Morgan Stanley Government Income Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003

PRINCIPAL                           DESCRIPTION
AMOUNT IN                               AND                               COUPON
THOUSANDS                          MATURITY DATE                           RATE        VALUE
------------------------------------------------------------------------------------------------
            Mortgage-Backed Securities (44.6%)
            Federal Home Loan Mortgage Corp. (17.2%)
 $11,200    *...........................................................   6.00%   $ 11,539,494
  17,200    *...........................................................   6.50      17,957,866
  15,051    08/01/32....................................................   6.50      15,717,062
   2,900    *...........................................................   7.50       3,099,375
   6,251    11/01/26 - 05/01/33.........................................   7.50       6,686,786
   1,121    11/01/23 - 02/01/31.........................................   8.00       1,204,952
   1,115    01/01/19 - 02/01/19.........................................   9.50       1,241,944
   1,594    08/01/09 - 08/01/20.........................................  10.00       1,788,300
     934    08/01/14 - 05/01/19.........................................  10.50       1,054,395
                                                                                   ------------
                                                                                     60,290,174
                                                                                   ------------
            Federal National Mortgage Assoc. (20.8%)
   3,600    *...........................................................   5.50       3,672,000
  10,250    *...........................................................   6.00      10,576,719
   5,029    05/01/31 - 09/01/31.........................................   6.50       5,242,326
   8,775    *...........................................................   7.00       9,274,078
  19,644    10/01/13 - 12/01/32.........................................   7.00      20,778,819
  11,570    01/01/22 - 05/01/32.........................................   7.50      12,347,571
   8,630    12/01/21 - 02/01/32.........................................   8.00       9,296,338
   1,127    08/01/17 - 06/01/25.........................................   8.50       1,213,077
     176    09/01/13 - 03/01/21.........................................   9.00         195,599
     258    06/01/18 - 01/01/21.........................................   9.50         287,493
                                                                                   ------------
                                                                                     72,884,020
                                                                                   ------------
            Government National Mortgage Assoc. (6.6%)
   3,650    *...........................................................   5.50       3,741,250
   3,889    03/15/26 - 03/15/29.........................................   6.00       4,042,876
   4,972    03/20/26 - 08/15/29.........................................   6.50       5,212,002
   2,418    12/15/22 - 11/20/29.........................................   7.50       2,585,782
   2,243    11/15/15 - 01/15/30.........................................   8.00       2,423,003
   3,572    04/15/21 - 11/15/24.........................................   8.50       3,870,639
   1,037    04/15/17 - 02/15/25.........................................   9.00       1,147,229
      67    12/15/19 - 08/15/20.........................................   9.50          74,011
                                                                                   ------------
                                                                                     23,096,792
                                                                                   ------------
            Total Mortgage-Backed Securities (Cost $152,564,879)................    156,270,986
                                                                                   ------------
            U.S. Government Obligations (45.2%)
            U.S. Treasury Bonds
   8,500    02/15/29....................................................   5.250      8,813,438
  12,300    02/15/25....................................................   7.625     16,683,794
  28,200    08/15/19 - 08/15/21.........................................   8.125     39,473,364

4
                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003 continued

PRINCIPAL                           DESCRIPTION
AMOUNT IN                               AND                               COUPON
THOUSANDS                          MATURITY DATE                           RATE        VALUE
------------------------------------------------------------------------------------------------
 $ 8,600    02/15/20....................................................   8.50%   $ 12,335,290
   7,240    08/15/20....................................................   8.75      10,631,773
            U.S. Treasury Notes
   4,000    02/15/13....................................................   3.875      3,998,124
   4,000    08/15/11....................................................   5.00       4,375,312
   6,600    11/15/04....................................................   5.875      6,949,338
   5,500    02/15/10....................................................   6.50       6,526,740
  30,560    05/15/05....................................................   6.75      33,243,535
  14,350    02/15/05....................................................   7.50      15,586,009
                                                                                   ------------
            Total U.S. Government Obligations (Cost $150,422,962)...............    158,616,717
                                                                                   ------------

            Short-Term Investments (25.6%)
            Repurchase Agreement (15.6%)
  54,583    Joint repurchase agreement account due 10/01/03 (dated
              09/30/03; proceeds $54,584,645) (a) (Cost $54,583,000)....   1.085     54,583,000
                                                                                   ------------
            U.S. Government & Agency Obligations (b) (10.0%)
  17,081    Federal Home Loan Bank
              11/25/03..................................................   1.02      17,054,382
  17,100    Federal National Mortgage Assoc.
              12/24/03..................................................   1.05      17,057,606
     800    U.S. Treasury Bill
              03/25/04**................................................   1.00         796,089
                                                                                   ------------
            Total U.S. Government & Agency Obligations (Cost $34,908,576).......     34,908,077
                                                                                   ------------
            Total Short-Term Investments (Cost $89,491,576).....................     89,491,077
                                                                                   ------------

            Total Investments (Cost $392,479,417) (c)(d)................  115.4%    404,378,780

            Liabilities in Excess of Other Assets.......................  (15.4)    (53,906,518)
                                                                          -----    ------------
            Net Assets..................................................  100.0%   $350,472,262
                                                                          =====    ============

---------------------

    * Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date;
         the actual principal amount and maturity date will be determined upon settlement.
    ** This security has been physically segregated in connection with open futures contracts.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
    (c) Securities have been designated as collateral in an amount equal to $122,923,963 in connection with securities purchased on a forward commitment basis and open futures contracts.
    (d) The aggregate cost for federal income tax purposes is $399,563,062. The aggregate gross unrealized appreciation is $5,218,869 and the aggregate gross unrealized depreciation is $403,151, resulting in net unrealized appreciation of $4,815,718.

                                                                               5
                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003 continued

Futures Contracts Open at September 30, 2003:

                                                                            UNREALIZED
NUMBER OF                    DESCRIPTION, DELIVERY      UNDERLYING FACE    APPRECIATION
CONTRACTS   LONG/SHORT          MONTH, AND YEAR         AMOUNT AT VALUE   (DEPRECIATION)
---------   ----------   -----------------------------  ---------------   --------------
   110         Short     U.S. Treasury Bonds,
                             December/2003               $(12,337,188)      $(673,983)
   120         Long      U.S. Treasury Notes 2 Year,
                             December/2003                 25,871,251         341,280
   208         Short     U.S. Treasury Notes 5 Year,
                             December/2003                (23,601,500)       (584,160)
    35         Long      U.S. Treasury Notes 10 Year,
                             December/2003                  4,011,875          95,138
                                                                            ---------
            Net unrealized depreciation................................     $(821,725)
                                                                            =========

6
                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2003

Assets:
Investments in securities, at value
  (including $54,583,000 in
  repurchase agreements)
  (cost $392,479,417)...............  $404,378,780
Cash................................        10,627
Receivable for:
    Investments sold................     4,703,317
    Interest........................     2,527,891
    Principal paydowns..............       116,951
Prepaid expenses and other assets...        12,147
                                      ------------
    Total Assets....................   411,749,713
                                      ------------
Liabilities:
Payable for:
    Investments purchased...........    60,587,250
    Variation margin................       260,624
    Investment management fee.......       183,193
    Shares of beneficial interest
      repurchased...................        93,543
Accrued expenses and other
  payables..........................       152,841
                                      ------------
    Total Liabilities...............    61,277,451
                                      ------------
    Net Assets......................  $350,472,262
                                      ============
Composition of Net Assets:
Paid-in-capital.....................  $345,055,833
Net unrealized appreciation.........    11,077,638
Dividends in excess of net
  investment income.................    (2,684,446)
Accumulated net realized loss.......    (2,976,763)
                                      ------------
    Net Assets......................  $350,472,262
                                      ============
Net Asset Value Per Share,
35,196,074 shares outstanding
(unlimited shares authorized of $.01
par value)..........................         $9.96
                                      ============

Statement of Operations
For the year ended September 30, 2003

Net Investment Income:
Interest Income......................  $13,560,384
                                       -----------
Expenses
Investment management fee............    2,170,646
Transfer agent fees and expenses.....      162,027
Custodian fees.......................       82,220
Professional fees....................       48,163
Shareholder reports and notices......       41,462
Registration fees....................       22,398
Trustees' fees and expenses..........       20,244
Other................................       20,323
                                       -----------
    Total Expenses...................    2,567,483
                                       -----------
    Net Investment Income............   10,992,901
                                       -----------
Net Realized and Unrealized Gain
(Loss):
Net Realized Gain (Loss) on:
  Investments........................    3,745,019
  Futures contracts..................     (811,932)
                                       -----------
    Net Realized Gain................    2,933,087
                                       -----------
Net Change in Unrealized
Appreciation/ Depreciation on:
  Investments........................   (5,161,523)
  Futures contracts..................      674,323
                                       -----------
    Net Depreciation.................   (4,487,200)
                                       -----------
    Net Loss.........................   (1,554,113)
                                       -----------
Net Increase.........................  $ 9,438,788
                                       ===========

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE YEAR         FOR THE YEAR
                                                                    ENDED                ENDED
                                                              SEPTEMBER 30, 2003   SEPTEMBER 30, 2002
                                                              ------------------   ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................     $ 10,992,901         $  9,931,740
Net realized gain...........................................        2,933,087           16,749,174
Net change in unrealized appreciation/depreciation..........       (4,487,200)           3,555,021
                                                                 ------------         ------------
    Net Increase............................................        9,438,788           30,235,935

Dividends to shareholders from net investment income........      (15,688,018)         (18,549,155)

Decrease from transactions in shares of beneficial
  interest..................................................      (16,118,013)         (15,554,832)
                                                                 ------------         ------------
    Net Decrease............................................      (22,367,243)          (3,868,052)
Net Assets:
Beginning of period.........................................      372,839,505          376,707,557
                                                                 ------------         ------------
End of Period
(Including dividends in excess of net investment income of
$2,684,446 and $60,589, respectively).......................     $350,472,262         $372,839,505
                                                                 ============         ============

8
                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003

1. Organization and Accounting Policies

Morgan Stanley Government Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's primary investment objective is to provide as high a level of current income as is consistent with prudent investment and as a secondary objective, capital appreciation. The Trust commenced operations on February 29, 1988.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price prior to the time of valuation; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trust's Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Trust may also invest directly with institutions in repurchase agreements. The Trust's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon

Morgan Stanley Government Income Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 continued

entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, accrued weekly and payable monthly, by applying the annual rate of 0.60% to the Trust's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended September 30, 2003 aggregated $1,046,381,197 and $1,036,411,043, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At September 30, 2003, the Trust had transfer agent fees and expenses payable of $15,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,381. At

Morgan Stanley Government Income Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 continued

September 30, 2003, the Trust had an accrued pension liability of $59,424 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, September 30, 2001.................................  38,695,249   $386,952    $376,341,726
Treasury shares purchased and retired (weighted average
  discount 7.51%)*..........................................  (1,737,900)   (17,379)    (15,537,453)
                                                              ----------   --------    ------------
Balance, September 30, 2002.................................  36,957,349    369,573     360,804,273
Treasury shares purchased and retired (weighted average
  discount 8.435%)*.........................................  (1,761,275)   (17,613)    (16,100,400)
                                                              ----------   --------    ------------
Balance, September 30, 2003.................................  35,196,074   $351,960    $344,703,873
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends

On September 23, 2003, the Trust declared the following dividends from net investment income:

 AMOUNT          RECORD             PAYABLE
PER SHARE         DATE                DATE
---------   -----------------  ------------------
 $0.034      October 3, 2003    October 17, 2003
 $0.034     November 7, 2003   November 21, 2003
 $0.034     December 5, 2003   December 19, 2003

6. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate risk, the Trust may purchase and sell interest rate futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At September 30, 2003, the Trust had open futures contracts.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or

Morgan Stanley Government Income Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 continued

permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                       FOR THE YEAR         FOR THE YEAR
                                          ENDED                ENDED
                                    SEPTEMBER 30, 2003   SEPTEMBER 30, 2002
                                    ------------------   ------------------
Ordinary Income                        $15,688,018          $18,549,155

As of September 30, 2003, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income           $1,008,086
Undistributed long-term gains             --
                                        ----------
Net accumulated earnings                 1,008,086
Capital loss carryforward*                (271,139)
Post-October losses                        (76,812)
Temporary differences                      (59,424)
Net unrealized appreciation              4,815,718
                                        ----------
Total accumulated earnings              $5,416,429
                                        ==========

* As of September 30, 2003, the Trust had a net capital loss carryforward of $271,139 of which $229,352 will expire on September 30, 2004, $4,628 will expire on September 30, 2006 and $37,159 will expire on September 30, 2008 to offset future capital gains to the extent provided by regulations.

As of September 30, 2003, the Trust had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Trust's next taxable year), book amortization of premiums on debt securities, mark-to-market of open futures contracts and deferred losses on straddles and permanent book/tax differences attributable to losses on paydowns and tax adjustments on debt securities sold by the Trust. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and dividends in excess of net investment income was credited $2,071,260.

Morgan Stanley Government Income Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                               FOR THE YEAR ENDED SEPTEMBER 30
                                                            ---------------------------------------------------------------------
                                                              2003           2002           2001           2000           1999
                                                            ---------      ---------      ---------      ---------      ---------
Selected Per Share Data:
Net asset value, beginning of period......................    $10.09         $ 9.74          $9.18          $9.13          $9.72
                                                              ------         ------          -----          -----          -----
Income (loss) from investment operations:
    Net investment income*................................      0.30           0.26(1)        0.54           0.54           0.56
    Net realized and unrealized gain (loss)...............     (0.04)          0.55(1)        0.54           0.01          (0.62)
                                                              ------         ------          -----          -----          -----
Total income (loss) from investment operations............      0.26           0.81           1.08           0.55          (0.06)
                                                              ------         ------          -----          -----          -----
Less dividends from net investment income.................     (0.43)         (0.49)         (0.54)         (0.54)         (0.56)
                                                              ------         ------          -----          -----          -----
Anti-dilutive effect of acquiring treasury shares*........      0.04           0.03           0.02           0.04           0.03
                                                              ------         ------          -----          -----          -----
Net asset value, end of period............................    $ 9.96         $10.09          $9.74          $9.18          $9.13
                                                              ======         ======          =====          =====          =====
Market value, end of period...............................    $ 8.96         $ 9.29          $9.11          $8.25          $8.25
                                                              ======         ======          =====          =====          =====
Total Return+.............................................      1.13%          7.67%         17.44%          6.80%         (2.24)%
Ratios to Average Net Assets:
Expenses..................................................      0.71%          0.69%          0.71%          0.70%          0.71%
Net investment income.....................................      3.04%          2.71%(1)       5.75%          6.21%          5.98%
Supplemental Data:
Net assets, end of period, in thousands...................  $350,472       $372,840       $376,708       $366,783       $380,877
Portfolio turnover rate...................................       312%           122%           105%             7%            19%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1) Effective October 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment
         Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended September 30, 2002 was to decrease net investment income and increase net realized and unrealized gain by $0.22; and decrease the ratio of net investment income to average net assets by 2.28%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Government Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Government Income Trust (the "Trust"), including the portfolio of investments, as of September 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Government Income Trust as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
November 14, 2003

                      2003 FEDERAL TAX NOTICE (UNAUDITED)

         Of the Trust's ordinary income dividends paid during the fiscal year ended September 30, 2003, 55.05% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley Government Income Trust
TRUSTEE AND OFFICER INFORMATION

Interested Trustees:

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
         Interested Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Michael Bozic (62)                     Trustee      Since April     Retired; Director or Trustee         216
c/o Mayer, Brown, Rowe & Maw LLP                    1994            of the Retail Funds and TCW/DW
Counsel to the Independent Directors                                Term Trust 2003 (since April
1675 Broadway                                                       1994) and the Institutional
New York, NY                                                        Funds (since July 2003);
                                                                    formerly Vice Chairman of
                                                                    Kmart Corporation (December
                                                                    1998-October 2000), Chairman
                                                                    and Chief Executive Officer of
                                                                    Levitz Furniture Corporation
                                                                    (November 1995-November 1998)
                                                                    and President and Chief
                                                                    Executive Officer of Hills
                                                                    Department Stores (May 1991-
                                                                    July 1995); formerly variously
                                                                    Chairman, Chief Executive
                                                                    Officer, President and Chief
                                                                    Operating Officer (1987-1991)
                                                                    of the Sears Merchandise Group
                                                                    of Sears, Roebuck & Co.

Edwin J. Garn (70)                     Trustee      Since January   Director or Trustee of the           216
c/o Summit Ventures LLC                             1993            Retail Funds and TCW/DW Term
1 Utah Center                                                       Trust 2003 (since January
201 S. Main Street                                                  1993) and the Institutional
Salt Lake City, UT                                                  Funds (since July 2003);
                                                                    member of the Utah Regional
                                                                    Advisory Board of Pacific
                                                                    Corp.; formerly United States
                                                                    Senator (R-Utah) (1974-1992)
                                                                    and Chairman, Senate Banking
                                                                    Committee (1980-1986), Mayor
                                                                    of Salt Lake City, Utah
                                                                    (1971-1974), Astronaut, Space
                                                                    Shuttle Discovery (April
                                                                    12-19, 1985), and Vice
                                                                    Chairman, Huntsman Corporation
                                                                    (chemical company).

Wayne E. Hedien (69)                   Trustee      Since           Retired; Director or Trustee         216
c/o Mayer, Brown, Rowe & Maw LLP                    September 1997  of the Retail Funds and TCW/DW
Counsel to the Independent Directors                                Term Trust 2003; (Since
1675 Broadway                                                       September 1997) and the
New York, NY                                                        Institutional Funds (since
                                                                    July 2003); formerly
                                                                    associated with the Allstate
                                                                    Companies (1966-1994), most
                                                                    recently as Chairman of The
                                                                    Allstate Corporation (March
                                                                    1993-December 1994) and
                                                                    Chairman and Chief Executive
                                                                    Officer of its wholly-owned
                                                                    subsidiary, Allstate Insurance
                                                                    Company (July 1989-December
                                                                    1994).


      Name, Age and Address of          Other Directorships Held by
         Interested Trustee                       Trustee
-------------------------------------  ------------------------------
Michael Bozic (62)                     Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw LLP       Corporation.
Counsel to the Independent Directors
1675 Broadway
New York, NY

Edwin J. Garn (70)                     Director of Franklin Covey
c/o Summit Ventures LLC                (time management systems), BMW
1 Utah Center                          Bank of North America, Inc.
201 S. Main Street                     (industrial loan corporation),
Salt Lake City, UT                     United Space Alliance (joint
                                       venture between Lockheed
                                       Martin and the Boeing Company)
                                       and Nuskin Asia Pacific
                                       (multilevel marketing); member
                                       of the board of various civic
                                       and charitable organizations.
Wayne E. Hedien (69)                   Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe & Maw LLP       (private mortgage insurance);
Counsel to the Independent Directors   Trustee and Vice Chairman of
1675 Broadway                          The Field Museum of Natural
New York, NY                           History; director of various
                                       other business and charitable
                                       organizations.

Morgan Stanley Government Income Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
         Interested Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Dr. Manuel H. Johnson (54)             Trustee      Since July      Chairman of the Audit                216
c/o Johnson Smick International, Inc.               1991            Committee and Director or
2099 Pennsylvania Avenue, N.W.                                      Trustee of the Retail Funds
Suite 950                                                           and TCW/DW Term Trust 2003
Washington, D.C.                                                    (since July 1991) and the
                                                                    Institutional Funds (since
                                                                    July 2003); Senior Partner,
                                                                    Johnson Smick International,
                                                                    Inc., a consulting firm;
                                                                    Co-Chairman and a founder of
                                                                    the Group of Seven Council
                                                                    (G7C), an international
                                                                    economic commission; formerly
                                                                    Vice Chairman of the Board of
                                                                    Governors of the Federal
                                                                    Reserve System and Assistant
                                                                    Secretary of the U.S.
                                                                    Treasury.

Joseph J. Kearns (61)                  Trustee      Since July      Deputy Chairman of the Audit         217
PMB754                                              2003            Committee and Director or
23852 Pacific Coast Highway                                         Trustee of the Retail Funds
Malibu, CA                                                          and TCW/DW Term Trust 2003
                                                                    (since July 2003) and the
                                                                    Institutional Funds (since
                                                                    August 1994); previously
                                                                    Chairman of the Audit
                                                                    Committee of the Institutional
                                                                    Funds (October 2001-July
                                                                    2003); President, Kearns &
                                                                    Associates LLC (investment
                                                                    consulting); formerly CFO of
                                                                    the J. Paul Getty Trust.

Michael E. Nugent (67)                 Trustee      Since July      Chairman of the Insurance            216
c/o Triumph Capital, L.P.                           1991            Committee and Director or
445 Park Avenue                                                     Trustee of the Retail Funds
New York, NY                                                        and TCW/DW Term Trust 2003
                                                                    (since July 1991) and the
                                                                    Institutional Funds (since
                                                                    July 2001); General Partner of
                                                                    Triumph Capital, L.P., a
                                                                    private investment
                                                                    partnership; formerly Vice
                                                                    President, Bankers Trust
                                                                    Company and BT Capital
                                                                    Corporation (1984-1988).

Fergus Reid (71)                       Trustee      Since July      Chairman of the Governance           217
85 Charles Colman Blvd.                             2003            Committee and Director or
Pawling, NY                                                         Trustee of the Retail Funds
                                                                    and TCW/DW Term Trust 2003
                                                                    (since July 2003) and the
                                                                    Institutional Funds (since
                                                                    June 1992); Chairman of
                                                                    Lumelite Plastics Corporation.


      Name, Age and Address of          Other Directorships Held by
         Interested Trustee                       Trustee
-------------------------------------  ------------------------------
Dr. Manuel H. Johnson (54)             Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.  construction); Chairman and
2099 Pennsylvania Avenue, N.W.         Trustee of the Financial
Suite 950                              Accounting Foundation
Washington, D.C.                       (oversight organization of the
                                       Financial Accounting Standards
                                       Board); Director of RBS
                                       Greenwich Capital Holdings
                                       (financial holding company).

Joseph J. Kearns (61)                  Director of Electro Rent
PMB754                                 Corporation (equipment
23852 Pacific Coast Highway            leasing), The Ford Family
Malibu, CA                             Foundation, and the UCLA
                                       Foundation.

Michael E. Nugent (67)                 Director of various business
c/o Triumph Capital, L.P.              organizations.
445 Park Avenue
New York, NY

Fergus Reid (71)                       Trustee and Director of
85 Charles Colman Blvd.                certain investment companies
Pawling, NY                            in the JPMorgan Funds complex
                                       managed by JP Morgan
                                       Investment Management Inc.

Morgan Stanley Government Income Trust
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
         Interested Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Charles A. Fiumefreddo (70)            Chairman of  Since July      Chairman and Director or             216
c/o Morgan Stanley Trust               the Board    1991            Trustee of the Retail Funds
Harborside Financial Center,           and Trustee                  and TCW/DW Term Trust 2003
Plaza Two,                                                          (since July 1991) and the
Jersey City, NJ                                                     Institutional Funds (since
                                                                    July 2003); formerly Chief
                                                                    Executive Officer of the
                                                                    Retail Funds and the TCW/DW
                                                                    Term Trust 2003 (until
                                                                    September 2002).

James F. Higgins (55)                  Trustee      Since June      Director or Trustee of the           216
c/o Morgan Stanley Trust                            2000            Retail Funds and TCW/DW Term
Harborside Financial Center,                                        Trust 2003 (since June 2000)
Plaza Two,                                                          and the Institutional Funds
Jersey City, NJ                                                     (since July 2003); Senior
                                                                    Advisor of Morgan Stanley
                                                                    (since August 2000); Director
                                                                    of the Distributor and Dean
                                                                    Witter Realty Inc.; previously
                                                                    President and Chief Operating
                                                                    Officer of the Private Client
                                                                    Group of Morgan Stanley (May
                                                                    1999-August 2000), and
                                                                    President and Chief Operating
                                                                    Officer of Individual
                                                                    Securities of Morgan Stanley
                                                                    (February 1997-May 1999).

Philip J. Purcell (60)                 Trustee      Since April     Director or Trustee of the           216
1585 Broadway                                       1994            Retail Funds and TCW/DW Term
New York, NY                                                        Trust 2003 (since April 1994)
                                                                    and the Institutional Funds
                                                                    (since July 2003); Chairman of
                                                                    the Board of Directors and
                                                                    Chief Executive Officer of
                                                                    Morgan Stanley and Morgan
                                                                    Stanley DW Inc.; Director of
                                                                    the Distributor; Chairman of
                                                                    the Board of Directors and
                                                                    Chief Executive Officer of
                                                                    Novus Credit Services Inc.;
                                                                    Director and/or officer of
                                                                    various Morgan Stanley
                                                                    subsidiaries.


      Name, Age and Address of          Other Directorships Held by
         Interested Trustee                       Trustee
-------------------------------------  ------------------------------
Charles A. Fiumefreddo (70)            None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (55)                  Director of AXA Financial,
c/o Morgan Stanley Trust               Inc. and The Equitable Life
Harborside Financial Center,           Assurance Society of the
Plaza Two,                             United States (financial
Jersey City, NJ                        services).

Philip J. Purcell (60)                 Director of American Airlines,
1585 Broadway                          Inc. and its parent company,
New York, NY                           AMR Corporation.

---------------------

 * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
 ** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
*** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

Morgan Stanley Government Income Trust
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (50)         President        Since May 1999  President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                     Investment Management Inc.; President, Director and Chief
New York, NY                                                    Executive Officer of the Investment Manager and Morgan
                                                                Stanley Services; Chairman, Chief Executive Officer and
                                                                Director of the Distributor; Chairman and Director of the
                                                                Transfer Agent; Director of various Morgan Stanley
                                                                subsidiaries; President Morgan Stanley Investments LP (since
                                                                February 2003); President of the Institutional Funds (since
                                                                July 2003) and President of the Retail Funds and TCW/DW Term
                                                                Trust 2003 (since May 1999); Trustee (since July 2003) and
                                                                President (since December 2002) of the Van Kampen Closed-End
                                                                Funds; Trustee (since May 1999) and President (since October
                                                                2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (64)         Executive Vice   Since April     Chief Global Operations Officer and Managing Director of
1221 Avenue of the Americas    President and    2003            Morgan Stanley Investment Management Inc.; Managing Director
New York, NY                   Principal                        of Morgan Stanley & Co. Incorporated; Managing Director of
                               Executive                        Morgan Stanley; Managing Director, Chief Administrative
                               Officer                          Officer and Director of the Investment Manager and Morgan
                                                                Stanley Services; Chief Executive Officer and Director of
                                                                the Transfer Agent; Executive Vice President and Principal
                                                                Executive Officer of the Institutional Funds (since July
                                                                2003); and the TCW/DW Term Trust 2003 (since April 2003);
                                                                previously President of the Institutional Funds (March
                                                                2001-July 2003) and Director of the Institutional Funds
                                                                (March 2001-July 2003).

Barry Fink (48)                Vice President   Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas    and General      1997            (since December 2000) of Morgan Stanley Investment
New York, NY                   Counsel                          Management; Managing Director (since December 2000),
                                                                Secretary (since February 1997) and Director (since July
                                                                1998) of the Investment Manager and Morgan Stanley Services;
                                                                Assistant Secretary of Morgan Stanley DW; Chief Legal
                                                                Officer of Morgan Stanley Investments LP (since July 2002);
                                                                Vice President of the Institutional Funds (since July 2003);
                                                                Vice President and Secretary of the Distributor; previously
                                                                Secretary of the Retail Funds (February 1997-July 2003);
                                                                previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February
                                                                1997-December 2001).

Joseph J. McAlinden (60)       Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                     1995            Investment Manager, Morgan Stanley Investment Management
New York, NY                                                    Inc. and Morgan Stanley Investments LP; Director of the
                                                                Transfer Agent, Chief Investment Officer of the Van Kampen
                                                                Funds; Vice President of the Institutional Funds (since July
                                                                2003) and the Retail Funds (since July 1995).

Stefanie V. Chang (36)         Vice President   Since July      Executive Director of Morgan Stanley & Co. and Morgan
1221 Avenue of the Americas                     2003            Stanley Investment Management Inc. and Vice President of the
New York, NY                                                    Institutional Funds (since December 1997) and the Retail
                                                                Funds (since July 2003); formerly practiced law with the New
                                                                York law firm of Rogers & Wells (now Clifford Chance LLP).

Morgan Stanley Government Income Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Francis Smith (38)             Treasurer and    Treasurer       Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust       Chief Financial  since July      Stanley Services (since December 2001); previously Vice
Harborside Financial Center,   Officer          2003 and Chief  President of the Retail Funds (September 2002-July 2003);
Plaza Two,                                      Financial       previously Vice President of the Investment Manager and
Jersey City, NJ                                 Officer since   Morgan Stanley Services (August 2000-November 2001) and
                                                September 2002  Senior Manager at PricewaterhouseCoopers LLP (January
                                                                1998-August 2000).

Thomas F. Caloia (57)          Vice President   Since July      Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                        2003            Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                    Morgan Stanley Services; previously Treasurer of the Retail
Plaza Two,                                                      Funds (April 1989-July 2003); formerly First Vice President
Jersey City, NJ                                                 of the Investment Manager, the Distributor and Morgan
                                                                Stanley Services.

Mary E. Mullin (36)            Secretary        Since July      Vice President of Morgan Stanley & Co. Incorporated and
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc.; Secretary of the
New York, NY                                                    Institutional Funds (since June 1999) and the Retail Funds
                                                                (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps,
                                                                Slate, Meagher & Flom LLP.

---------------------

 * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Government
Income Trust

Annual Report
September 30, 2003

[MORGAN STANLEY LOGO]

38532RPT-00-12807K03-0S-11/03

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Trust has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto

(d) The Trust has granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e) Not applicable.

(f)

         (1)      The Trust's Code of Ethics is attached hereto as Exhibit A.

         (2)      Not applicable.

         (3)      Not applicable.



Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 9 - Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 4 - 8  are not applicable


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Government Income Trust
Ronald E. Robison
Principal Executive Officer
November 19, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
November 19, 2003

Francis Smith
Principal Financial Officer
November 19, 2003




                                       3